Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 62,692,901	$ 66,827,070	$ 55,212,779
Cost of goods sold	(57,999,265)	(56,854,674)	(48,384,573)
Gross profit	4,693,636	9,972,396	6,828,206
Selling, general and administrative expenses	(13,148,067)	(12,383,973)	(7,026,786)
Operating profit (loss)	(8,454,431)	(2,411,577)	(169,991)
Interest income, net	822,826	1,663,714	377,075
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Other comprehensive income
Foreign currency translation adjustments	153,453	989,852	2,277,759
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300	22,495	23,957
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,410,608)	(951,006)	3,712,847
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0	0
Cost of goods sold	0	0	0
Gross profit	0	0	0
Selling, general and administrative expenses	(887,346)	(1,071,502)	(1,158,531)
Operating profit (loss)	(887,346)	(1,071,502)	(1,158,531)
Interest income, net	359,062	344,582	35,349
Equity in profits (losses) of subsidiaries	(7,308,381)	(484,185)	1,923,914
Other income (expense), net	(2,718,892)	(752,196)	609,945
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Other comprehensive income
Foreign currency translation adjustments	153,629	989,800	2,278,213
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(13,980)
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300	22,495	23,957
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (10,410,608)	$ (951,006)	$ 3,712,847